Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary share	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance at Dec. 31, 2021	$ 715,147	$ 18		$ 1,371,577	$ 28,579	$ (685,027)
Beginning balance (in shares) at Dec. 31, 2021		183,826,753
Foreign currency translation adjustments	5,587				5,587
Net loss	(371,053)					(371,053)
Share-based compensation of I-Mab	52,854			52,854
Exercise of stock options	$ 6,918	$ 1		6,917
Exercise of stock options (Shares)	6,845,888	6,845,888
Issuance of ordinary shares for restricted share units (shares)	1,859,819	1,859,819
Repurchase of shares	$ (3,006)		$ (3,006)
Repurchase of shares (in shares)			(1,652,541)
Proportionate share of share-based compensation expenses recorded in an equity method affiliate	11,366			11,366
Ending balance at Dec. 31, 2022	417,813	$ 19	$ (3,006)	1,442,714	34,166	(1,056,080)
Ending balance (in shares) at Dec. 31, 2022		192,532,460
Ending balance (in shares) at Dec. 31, 2022		(1,652,541)	(1,652,541)
Foreign currency translation adjustments	5,605				5,605
Net loss	(207,729)					(207,729)
Share-based compensation of I-Mab	27,348			27,348
Exercise of stock options	$ 407		$ 120	287
Exercise of stock options (Shares)	280,568	280,568	126,874
Issuance of ordinary shares for restricted share units			$ 3,523	(3,523)
Issuance of ordinary shares for restricted share units (shares)	1,260,701	1,260,701	3,722,394
Repurchase of shares	$ (8,644)		$ (8,644)
Repurchase of shares (in shares)			(10,656,794)
Proportionate share of share-based compensation expenses recorded in an equity method affiliate	7,784			7,784
Ending balance at Dec. 31, 2023	242,584	$ 19	$ (8,007)	1,474,610	39,771	(1,263,809)
Ending balance (in shares) at Dec. 31, 2023		194,073,729
Ending balance (in shares) at Dec. 31, 2023		(8,460,067)	(8,460,067)
Foreign currency translation adjustments	1,781				1,781
Net loss	(22,230)					(22,230)
Unrealized loss on available-for-sale debt securities	(8,168)				(8,168)
Share-based compensation of I-Mab	$ (13,510)			(13,510)
Exercise of stock options (Shares)	0
Issuance of ordinary shares for restricted share units			$ 2,117	(2,117)
Issuance of ordinary shares for restricted share units (shares)	0		2,252,047
Repurchase of shares	$ (335)		$ (335)
Repurchase of shares (in shares)			(413,214)
Proportionate share of share-based compensation expenses recorded in an equity method affiliate	1,038			1,038
Ending balance at Dec. 31, 2024	$ 201,160	$ 19	$ (6,225)	$ 1,460,021	$ 33,384	$ (1,286,039)
Ending balance (in shares) at Dec. 31, 2024		194,073,729
Ending balance (in shares) at Dec. 31, 2024		(6,621,234)	(6,621,234)